LOANS, NET, Movement in Allowance for Loan loss for Direct and Indirect Loans (Details) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		S/ 10,435,623
Ending balance		9,071,011		S/ 10,435,623
Allowance for direct loans		8,477,300		9,898,800
Allowance for indirect loans		593,700		536,900
Migration of loans from commercial to consumer loans		800,000
Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,845,062		1,100,767
Transfer to stage 2		(1,347,583)		(1,609,050)
Transfer to stage 3		(69,504)		(133,165)
Transfer from stage 2		844,185		1,091,153
Transfer from stage 3		176,478		78,457
New loans, liquidation, write-offs and forgivens, net		1,084,267		1,034,919
Changes in PD, LGD, EAD	[1]	(1,146,851)		207,652
Transfers between classes of loans		0		0
Sale of loan portfolio		0		0
Exchange differences and others		50,291		74,329
Ending balance		1,436,345		1,845,062
Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		2,812,031		955,210
Transfer to stage 1		(844,185)		(1,091,153)
Transfer to stage 3		(1,140,026)		(1,063,882)
Transfer from stage 1		1,347,583		1,609,050
Transfer from stage 3		448,157		155,841
New loans, liquidation, write-offs and forgivens, net		(1,000,836)		(537,422)
Changes in PD, LGD, EAD	[1]	381,491		2,779,836
Transfers between classes of loans		0		0
Sale of loan portfolio		0		0
Exchange differences and others		8,972		4,551
Ending balance		2,013,187		2,812,031
Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		5,778,530		3,451,782
Transfer to stage 1		(176,478)		(78,457)
Transfer to stage 2		(448,157)		(155,841)
Transfer from stage 1		69,504		133,165
Transfer from stage 2		1,140,026		1,063,882
New loans, liquidation, write-offs and forgivens, net		(4,069,260)		(1,895,268)
Changes in PD, LGD, EAD	[1]	3,243,758		3,221,454
Transfers between classes of loans		0		0
Sale of loan portfolio		(40,833)		(23,490)
Exchange differences and others		124,389		61,303
Ending balance		5,621,479		5,778,530
Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		10,435,623	[2]	5,507,759
Loan write-offs and forgivens		(3,066,382)		(1,269,118)
New loans and liquidation, net		(919,447)		(128,653)
Changes in PD, LGD, EAD	[1]	2,478,398		6,208,942
Transfers between classes of loans		0		0
Sale of loan portfolio		(40,833)		(23,490)
Exchange differences and others		183,652		140,183
Ending balance	[2]	9,071,011		10,435,623
Commercial Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		721,503		388,685
Transfer to stage 2		(336,903)		(319,248)
Transfer to stage 3		(21,434)		(22,486)
Transfer from stage 2		305,143		316,999
Transfer from stage 3		29,199		17,175
New loans, liquidation, write-offs and forgivens, net		(3,446)		30,824
Changes in PD, LGD, EAD	[1]	(178,612)		107,989
Transfers between classes of loans		67,526		155,568
Sale of loan portfolio		0		0
Exchange differences and others		24,904		45,997
Ending balance		607,880		721,503
Commercial Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		666,002		166,135
Transfer to stage 1		(305,143)		(316,999)
Transfer to stage 3		(299,463)		(118,072)
Transfer from stage 1		336,903		319,248
Transfer from stage 3		97,276		42,832
New loans, liquidation, write-offs and forgivens, net		(197,390)		4,911
Changes in PD, LGD, EAD	[1]	264,953		473,890
Transfers between classes of loans		83,136		91,534
Sale of loan portfolio		0		0
Exchange differences and others		6,507		2,523
Ending balance		652,781		666,002
Commercial Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		2,229,427		1,315,227
Transfer to stage 1		(29,199)		(17,175)
Transfer to stage 2		(97,276)		(42,832)
Transfer from stage 1		21,434		22,486
Transfer from stage 2		299,463		118,072
New loans, liquidation, write-offs and forgivens, net		(471,283)		(154,589)
Changes in PD, LGD, EAD	[1]	742,567		989,400
Transfers between classes of loans		(26,219)		(22,478)
Sale of loan portfolio		(27,726)		(13,124)
Exchange differences and others		89,604		34,440
Ending balance		2,730,792		2,229,427
Commercial Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		3,616,932	[2]	1,870,047
Loan write-offs and forgivens		(160,079)		(141,669)
New loans and liquidation, net		(512,040)		22,815
Changes in PD, LGD, EAD	[1]	828,908		1,571,279
Transfers between classes of loans		124,443		224,624
Sale of loan portfolio		(27,726)		(13,124)
Exchange differences and others		121,015		82,960
Ending balance	[2]	3,991,453		3,616,932
Residential Mortgage Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		157,935		38,085
Transfer to stage 2		(46,021)		(43,170)
Transfer to stage 3		(3,699)		(1,721)
Transfer from stage 2		60,588		31,320
Transfer from stage 3		39,211		4,980
New loans, liquidation, write-offs and forgivens, net		48,386		30,797
Changes in PD, LGD, EAD	[1]	(184,733)		92,322
Transfers between classes of loans		158		258
Sale of loan portfolio		0		0
Exchange differences and others		4,881		5,064
Ending balance		76,706		157,935
Residential Mortgage Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		111,739		25,684
Transfer to stage 1		(60,588)		(31,320)
Transfer to stage 3		(45,120)		(19,698)
Transfer from stage 1		46,021		43,170
Transfer from stage 3		94,787		3,977
New loans, liquidation, write-offs and forgivens, net		10,612		(24,980)
Changes in PD, LGD, EAD	[1]	(61,872)		113,363
Transfers between classes of loans		(298)		4
Sale of loan portfolio		0		0
Exchange differences and others		2,107		1,539
Ending balance		97,388		111,739
Residential Mortgage Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		639,750		472,711
Transfer to stage 1		(39,211)		(4,980)
Transfer to stage 2		(94,787)		(3,977)
Transfer from stage 1		3,699		1,721
Transfer from stage 2		45,120		19,698
New loans, liquidation, write-offs and forgivens, net		(174,618)		(102,806)
Changes in PD, LGD, EAD	[1]	410,446		247,475
Transfers between classes of loans		(1,867)		1
Sale of loan portfolio		(5,613)		(4,523)
Exchange differences and others		17,720		14,430
Ending balance		800,639		639,750
Residential Mortgage Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		909,424	[2]	536,480
Loan write-offs and forgivens		(39,189)		(46,519)
New loans and liquidation, net		(76,431)		(50,470)
Changes in PD, LGD, EAD	[1]	163,841		453,160
Transfers between classes of loans		(2,007)		263
Sale of loan portfolio		(5,613)		(4,523)
Exchange differences and others		24,708		21,033
Ending balance	[2]	974,733		909,424
Micro-Business Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,406,014
Ending balance		1,148,628		1,406,014
Micro-Business Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		610,188		425,642
Transfer to stage 2		(659,532)		(854,632)
Transfer to stage 3		(18,743)		(63,397)
Transfer from stage 2		276,189		324,242
Transfer from stage 3		25,295		26,997
New loans, liquidation, write-offs and forgivens, net		834,576		551,140
Changes in PD, LGD, EAD	[1]	(583,915)		199,197
Transfers between classes of loans		(63,200)		(14,574)
Sale of loan portfolio		0		0
Exchange differences and others		13,304		15,573
Ending balance		434,162		610,188
Micro-Business Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,087,978		249,960
Transfer to stage 1		(276,189)		(324,242)
Transfer to stage 3		(383,355)		(275,227)
Transfer from stage 1		659,532		854,632
Transfer from stage 3		67,236		51,478
New loans, liquidation, write-offs and forgivens, net		(479,918)		(231,405)
Changes in PD, LGD, EAD	[1]	31,194		851,228
Transfers between classes of loans		(81,319)		(88,758)
Sale of loan portfolio		0		0
Exchange differences and others		96		312
Ending balance		625,255		1,087,978
Micro-Business Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,445,988		960,885
Transfer to stage 1		(25,295)		(26,997)
Transfer to stage 2		(67,236)		(51,478)
Transfer from stage 1		18,743		63,397
Transfer from stage 2		383,355		275,227
New loans, liquidation, write-offs and forgivens, net		(1,804,583)		(683,408)
Changes in PD, LGD, EAD	[1]	1,166,499		870,928
Transfers between classes of loans		22,871		31,414
Sale of loan portfolio		(6,335)		(3,511)
Exchange differences and others		14,625		9,531
Ending balance		1,148,632		1,445,988
Micro-Business Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		3,144,154	[2]	1,636,487
Loan write-offs and forgivens		(1,517,271)		(529,268)
New loans and liquidation, net		67,346		165,595
Changes in PD, LGD, EAD	[1]	613,778		1,921,353
Transfers between classes of loans		(121,648)		(71,918)
Sale of loan portfolio		(6,335)		(3,511)
Exchange differences and others		28,025		25,416
Ending balance	[2]	2,208,049		3,144,154
Consumer Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,375,499
Ending balance		941,416		1,375,499
Consumer Loans [Member] | Stage 1 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		355,436		248,355
Transfer to stage 2		(305,127)		(392,000)
Transfer to stage 3		(25,628)		(45,561)
Transfer from stage 2		202,265		418,592
Transfer from stage 3		82,773		29,305
New loans, liquidation, write-offs and forgivens, net		204,751		422,158
Changes in PD, LGD, EAD	[1]	(199,591)		(191,856)
Transfers between classes of loans		(4,484)		(141,252)
Sale of loan portfolio		0		0
Exchange differences and others		7,202		7,695
Ending balance		317,597		355,436
Consumer Loans [Member] | Stage 2 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		946,312		513,431
Transfer to stage 1		(202,265)		(418,592)
Transfer to stage 3		(412,088)		(650,885)
Transfer from stage 1		305,127		392,000
Transfer from stage 3		188,858		57,554
New loans, liquidation, write-offs and forgivens, net		(334,140)		(285,948)
Changes in PD, LGD, EAD	[1]	147,216		1,341,355
Transfers between classes of loans		(1,519)		(2,780)
Sale of loan portfolio		0		0
Exchange differences and others		262		177
Ending balance		637,763		946,312
Consumer Loans [Member] | Stage 3 [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		1,463,365		702,959
Transfer to stage 1		(82,773)		(29,305)
Transfer to stage 2		(188,858)		(57,554)
Transfer from stage 1		25,628		45,561
Transfer from stage 2		412,088		650,885
New loans, liquidation, write-offs and forgivens, net		(1,618,776)		(954,465)
Changes in PD, LGD, EAD	[1]	924,246		1,113,651
Transfers between classes of loans		5,215		(8,937)
Sale of loan portfolio		(1,159)		(2,332)
Exchange differences and others		2,440		2,902
Ending balance		941,416		1,463,365
Consumer Loans [Member] | Consolidated 3 Stages [Member] | Portfolio of Direct and Indirect Loans [Member]
Movement in Allowance for Loan loss for Direct and Indirect Loans [Abstract]
Beginning balance		2,765,113	[2]	1,464,745
Loan write-offs and forgivens		(1,349,843)		(551,662)
New loans and liquidation, net		(398,322)		(266,593)
Changes in PD, LGD, EAD	[1]	871,871		2,263,150
Transfers between classes of loans		(788)		(152,969)
Sale of loan portfolio		(1,159)		(2,332)
Exchange differences and others		9,904		10,774
Ending balance	[2]	S/ 1,896,776		S/ 2,765,113

[1]	The movement includes the following effects: (i) calibrations to the PD, LGD and EAD models; (ii) updates to macroeconomic models and projections; (iii) increase or decrease of credit risk of loans due to stage changes; (iv) increase or decrease of credit risk of loans that remain in the same stage.
[2]	The movement in the allowance for loan losses of the period 2021 includes the allowance for direct and indirect loans for approximately S/8,477.3 million y S/593.7 million, respectively (approximately S/9,898.8 million and S/536.9 million, respectively, at December 31, 2020). The expected loan loss for indirect loan is included in “Other liabilities” of the consolidated statement of financial position, Note 13(a). In Management’s opinion, the allowance for loan losses recorded as of December 31, 2021 and 2020 has been established in accordance with IFRS 9 and is sufficient to cover losses on the loan portfolio.